Real Estate Inventories and Capitalized Interest - Interest Incurred, Capitalized, and Expensed (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Real Estate [Abstract]
Interest incurred	$ 2,036	$ 1,281	$ 7,484	$ 4,722	$ 1,857
Interest capitalized to inventory	(1,872)	(1,281)	(7,484)	(4,722)	(1,857)
Interest capitalized to investments in unconsolidated joint ventures	(164)	0
Interest expensed	0	0	0	0	0
Capitalized Interest [Roll Forward]
Capitalized interest in beginning inventory	6,342	4,190	4,190	2,328	1,003
Interest capitalized as a cost of inventory	1,872	1,281	7,484	4,722	1,857
Contribution to unconsolidated joint ventures			(1)	(264)	0
Previously capitalized interest included in cost of sales	(1,551)	(648)	(5,331)	(2,511)	(532)
Interest previously capitalized as a cost of inventory, included in other expense			0	(85)	0
Capitalized interest in ending inventory	6,663	4,823	6,342	4,190	$ 2,328
Capitalized interest in beginning investment in unconsolidated joint ventures	0	0	0
Interest capitalized to investments in unconsolidated joint ventures	164	0
Previously capitalized interest included in equity in net income (loss) of unconsolidated joint ventures	0	0
Capitalized interest in ending investments in unconsolidated joint ventures	164	0	$ 0	$ 0
Total capitalized interest in ending inventory and investments in unconsolidated joint ventures	$ 6,827	$ 4,823
Capitalized interest as a percentage of inventory	2.10%	1.50%	2.20%	2.10%	1.50%
Interest included in cost of sales as a percentage of home sales revenue	2.20%	1.50%	1.00%	0.90%	0.90%
Capitalized interest as a percentage of investments in and advances to unconsolidated joint ventures	0.30%	0.00%